Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Fair Value Measurements

6. Fair Value Measurements

The Company measures its liabilities at fair value on a recurring basis. The following tables provide details regarding the classification of these liabilities within the fair value hierarchy as of the dates presented:

	As of December 31, 2020
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration obligation	$—	$—	$636	$636

Total liabilities	$—	$—	$636	$636

	As of March 31, 2020
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration obligation	$—	$—	$1,035	$1,035

Total liabilities	$—	$—	$1,035	$1,035

For the liabilities presented in the tables above, there were no changes in fair value hierarchy levels during the three and nine months ended December 31, 2020 and 2019.

The changes in the fair value of Level III financial instruments is set forth below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2020	2019	2020	2019
Contingent Consideration Liability
Balance, beginning of period:	$474	$1,848	$1,035	$2,485
Additions	—	—	—	—
(Gain) loss on change in fair value	435	—	435	—
Settlements	(273)	(490)	(834)	(1,127)

Balance, end of period:	$636	$1,358	$636	$1,358

Changes in unrealized (gains) losses included in earnings related to financial liabilities still held at the reporting date	$435	$—	$435	$—

The amount of the contingent consideration liability is based on the achievement of certain performance targets. The fair value of the contingent consideration liability is based on a discounted cash flow analysis using a probability-weighted average estimate of certain performance targets, including revenue levels. The assumptions used in the analysis are inherently subjective; therefore, the ultimate amount of the contingent consideration liability may differ materially from the current estimate. The significant unobservable inputs required to value the contingent consideration liability primarily relate to the discount rates applied to the expected future payments of obligations, which ranged from 8.0% to 10.4% as of December 31, 2020. The contingent consideration liability is included in accounts payable, accrued expenses and other liabilities in the condensed consolidated balance sheets. Changes in the fair value of the liability are included in general, administrative and other expenses in the condensed consolidated statements of income.

StepStone Group LP
Fair Value Measurements
6.	Fair Value Measurements

The Company measures its marketable securities and liabilities at fair value on a recurring basis. The following tables provide details regarding the classification of these assets and liabilities within the fair value hierarchy as of the dates presented:

	As of March 31, 2020
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration obligation	$—	$—	$1,035	$1,035

Total liabilities	$—	$—	$1,035	$1,035

Assets
Certificates of deposits	$—	$3,561	$—	$3,561
Commercial paper	—	15,648	—	15,648
U.S. Treasury securities	11,495	—	—	11,495
Corporate debt securities	—	11,601	—	11,601
Asset-backed securities	—	1,083	—	1,083

Total assets	$11,495	$31,893	$—	$43,388

Liabilities
Contingent consideration obligation	$—	$—	$2,485	$2,485

Total liabilities	$—	$—	$2,485	$2,485

The Company classifies marketable securities within Level I or Level II because quoted market prices or alternative pricing sources and models utilizing market observable inputs are used to determine their fair value. For the assets and liabilities presented in the tables above, there were no changes in fair value hierarchy levels during the years ended March 31, 2020 and 2019.

The changes in the fair value of Level III financial instruments are set forth below:

	Year Ended March 31,
Contingent Consideration Liability	2020	2019
Balance, beginning of year:	$2,485	$548
Additions	—	3,604
Gain (loss) on change in fair value	(2)	(77)
Settlements	(1,448)	(1,590)

Balance, end of year:	$1,035	$2,485

Changes in unrealized gains (losses) included in earnings related to financial liabilities still held at the reporting date	$(2)	$(77)

The amount of the contingent consideration liability is based on the achievement of certain performance targets. The fair value of the contingent consideration liability is based on a discounted cash flow analysis using a probability-weighted average estimate of certain performance targets, including revenue levels. The assumptions used in the analysis are inherently subjective; therefore, the ultimate amount of the contingent consideration liability may differ materially from the current estimate. The significant unobservable inputs required to value the contingent consideration liability primarily relate to the discount rates applied to the expected future payments of obligations, which ranged from 8.0% to 13.0% as of March 31, 2020. The contingent consideration liability is included in accounts payable, accrued expenses and other liabilities in the consolidated balance sheets. Changes in the fair value of the liability are included in general, administrative and other expenses in the consolidated statements of income.